CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income/(loss)	¥ (141,444)	$ (21,677)	¥ 144,560	¥ 142,436
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	(1,275)	(196)	(1,542)	2,419
Other comprehensive income/(loss)	(1,275)	(196)	(1,542)	2,419
Comprehensive income/(loss)	(142,719)	(21,873)	143,018	144,855
Add: comprehensive loss attributable to non-controlling interests	9,011	1,381	3,540	522
Comprehensive income/(loss) attributable to RISE Education Cayman Ltd	¥ (133,708)	$ (20,492)	¥ 146,558	¥ 145,377